UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [ ];                   Amendment Number: ___
   This Amendment (Check only one):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Basswood Capital Management, L.L.C.
Address:   645 Madison Avenue
           10th Floor
           New York, New York 10022

Form 13F File Number: 028-10569

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Matthew Lindenbaum
Title:     Managing Member
Phone:     (212) 521-9500

Signature, Place, and Date of Signing:


/s/ Matthew Lindenbaum    New York, New York     August 14, 2008
----------------------    ------------------     ---------------
[Signature]               [City, State]          [Date]


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 6*

Form 13F Information Table Entry Total: 124

Form 13F Information Table Value Total: $ 851,073,415

List of Other Included Managers:

No. 1
   ---
Form 13F File Number 028-10565
Name:  Basswood Financial Partners, L.P.
       ---------------------------------

No. 2
   ---
Form 13F File Number 028-10566
Name:  Basswood Opportunity Fund, Inc.
       -------------------------------

No. 3
   ---
Form 13F File Number 028-10567
Name:  Basswood International Fund, Inc.
       ---------------------------------

No. 4
   ---
Form 13F File Number 028-10568
Name:  Basswood Opportunity Partners, L.P.
       -----------------------------------

No. 5
   ---
Form 13F File Number 028-10570
Name:  Basswood Partners, L.L.C.
       -------------------------

No. 6
   ---
Form 13F File Number 028-11843
Name:  Whitewood Financial Partners, L.P.
       ----------------------------------


* Messrs. Bennett Lindenbaum and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                                               FORM 13F INFORMATION TABLE


------------------------ --------- --------- -------------- ---------------------- ----------- ----------- ----------
Basswood Partners                                                                   Column 6:               Column 8:
Holdings Report                                                                    Investment               Voting
June 30, 2008                                                                      Discretion               Authority
------------------------ --------- --------- -------------- ---------------------- ----------- ----------- ----------
Column 1:                Column 2: Column 3: Column 4:              Column 5:                  Column 7:
Name of Issuer           Title of  CUSIP     Value USD      Shares or     SHRS/PRN Shared-     Other       Shared
                         Class     Number                   Principal Amt Put/Call Defined     Managers
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------

------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Accenture Ltd (ACN)      Common    G1150G111    19,092,305       468,868     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Advanced Auto Parts,     Common    00751Y106    17,600,396       453,268     SH         x      1,4,5,6          x
Inc (AAP)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Affiliated Computer      Common    008190100    13,500,020       252,384     SH         x      1,2,3,4,5,6      x
Services, Inc. (ACS)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Airgas, Inc. (ARG)       Common    009363102     1,149,699        19,690     SH         x      1,5,6            x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
AMB Property Corp.(AMB)  Common    00163T109       856,057        16,992     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
American Campus          Common    024835100       912,623        32,781     SH         x      1,2,3,4,5,6      x
Communities (ACC)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
American Express Co.     Common    25816109      1,243,035        32,998     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
American International   Common    026874107     7,158,674       270,547     SH         x      1,2,3,4,5,6      x
Group, Inc. (AIG)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Americredit Corp. (ACF)  Common    03060R101       745,035        86,431     SH         x      1,4,5,6          x
Inc (AXE)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Anixter International    Common    035290105    18,707,404       314,463     SH         x      1,2,3,4,5,6      x
Inc. (AXE)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Applied Industrial Inc.  Common    03820C105     2,353,240        97,362     SH         x      1,4,5,6          x
Tech Inc. (AIT)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Astoria Financial Corp.  Common    046265104    23,393,722     1,165,026     SH         x      1,5,6            x
(AF)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Automatic Data           Common    053015103     7,548,411       180,153     SH         x      1,2,3,4,5,6      x
Processing (ADP)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Autozone Inc. (AZO)      Common    053332102     3,922,418        32,414     SH         x      5,6              x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Avalonbay Communities    Common    053484101       866,189         9,715     SH         x      1,2,3,4,5,6      x
Inc. (AVB)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Bank of America Corp.    Common    060505104    28,078,930     1,176,327     SH         x      1,5,6            x
(BAC)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Bank of New York (BK)    Common    064058100    13,362,657       353,230     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
BB&T Corporation (BBT)   Common    054937107       388,388        17,057     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Beacon Roofing Supply    Common    073685109    19,100,663     1,800,251     SH         x      1,2,3,4,5,6      x
Inc. (BECN)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Belden Inc. (BDC)        Common    077454106    16,121,120       475,830     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Best Buy Co Inc (BBY)    Common    086516101     2,791,206        70,485     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Black & Decker Corp.     Common    091797100       583,324        10,143     SH         x      1,4,5,6          x
(BDK)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Brandywine Realty Trust  Common    105368203       835,753        53,030     SH         x      1,2,3,4,5,6      x
Corp. (BPO)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Brookfield Property      Common    112900105     3,006,741       169,013     SH         x      1,2,3,4,5,6      x
Corp. (BPO)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------




Burlington Northern      Common    12189T104     8,990,100        90,000     SH         x      4                x
Santa Fe (BNI)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Capital One Financial    Common    14040H105     6,796,986       178,821     SH         x      1,2,3,4,5,6      x
Corp. (COF)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Carlisle Cos Inc. (CSL)  Common    142339100     9,920,030       342,070     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
CarMax, Inc. (KMX)       Common    143130102     1,726,639       121,680     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
CB Richard Ellis         Common    12497%101     5,547,072       288,910     SH         x      1,2,3,4,5,6      x
Services Inc. (CBG)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Cemex S A (CX)           Common    151290889       540,104        21,867     SH         x      6                x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Citigroup Inc. (C)       Common    172967101     4,060,194       242,255     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
City National Corp.      Common    178566105     2,643,174        62,828     SH         x      1,5              x
(CYN)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Comerica, Inc. (CMA)     Common    200340107     2,563,410       100,016     SH         x      1,5,6            x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Dover Corporation (DOV)  Common    260003108    17,392,207       359,566     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Eagle Materials Inc.     Common    26969P108     1,577,274        62,269     SH         x      1,4,5,6          x
(EXP)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Eaton Corporation (ETN)  Common    278058102     9,026,703       106,234     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Emcor Group Inc. (EME)   Common    29084Q100    11,205,899       392,776     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Equifax Inc (EFX)        Common    294429105    14,134,655       420,424     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Equity Residential       Common    29476L107       882,124        23,050     SH         x      1,2,3,4,5,6      x
(EQR)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Ethan Allen Interiors    Common    297602104     1,995,823        81,131     SH         x      1,4,5,6          x
Inc. (ETH)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
FactSet Research         Common    303075105     3,148,946        55,872     SH         x      1,4,5,6          x
Systems Inc. (FDS)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Family Dollar Stores,    Common    307000109     3,678,152       184,461     SH         x      1,4,5,6          x
Inc. (FDO)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Federal Realty Invs      Common    313747206       815,718        11,822     SH         x      1,2,3,4,5,6      x
Trust (FRT)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fidelity National        Common    31620R105     5,839,617       463,461     SH         x      1,5,6            x
Financial Inc. (FNF)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fidelity National        Common    31620M106     7,518,741       203,705     SH         x      1,5,6            x
Information Svcs. (FIS)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fifth Third Bancorp      Common    316773100       952,919        93,607     SH         x      1                x
(FITB)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
First American Corp.     Common    318522307    15,293,573       579,302     SH         x      1,4,5,6          x
(FAF)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
First Niagara Financial  Common    33582V108         4,972           387     SH         x      5                x
(FNFG)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fiserv Inc. (FISV)       Common    337738108     4,541,083       100,090     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Franklin Resources Inc.  Common    354613101     4,620,993        50,420     SH         x      1,2,3,4,5,6      x
(BEN)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
General Electric Co.     Common    369604103       985,742        36,933     SH         x      1,4,5,6          x
(GE)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Harley-Davidson Inc      Common    412822108    13,715,381       378,251     SH         x      1,2,3,4,5,6      x
(HOG)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
HCP Inc. (HCP)           Common    40414L109       904,072        28,421     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Highwoods Properties     Common    431284108       893,648        28,442     SH         x      1,2,3,4,5,6      x
Inc.(HIW)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------




Hilb, Rogal and Hobbs    Common    431294107     5,373,525       123,643     SH         x      1,4,5,6          x
(HRH)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Host Hotels & Resorts    Common    44107P104       761,957        55,821     SH         x      1,2,3,4,5,6      x
Inc (HST)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Ingersoll-Rand Company   Common    014131418    13,025,191       347,988     SH         x      1,2,3,4,5,6      x
Ltd. (IR)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
iShares Russell 2000     Common    464287655     4,740,973        68,660     SH         x      1,4,5,6          x
(IWM)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
J.C. Penney Company,     Common    708160106     3,634,298       100,146     SH         x      1,2,3,4,5,6      x
Inc. (JCP)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Jos. A. Bank Clothiers,  Common    480838101     3,318,980       124,074     SH         x      1,2,3,4,5,6      x
Inc. (JOSB)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
JP Morgan Chase & Co.    Common    46625H100    26,617,113       775,782     SH         x      1,5,6            x
(JPM)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Kohls Corp. (KSS)        Common    500255104     3,951,908        98,699     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Lakeland Bancorp Inc.    Common    511637100     1,607,736       131,998     SH         x      5                x
(LBAI)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Lennox International     Common    526107107     7,731,162       266,960     SH         x      1,2,3,4,5,6      x
Inc. (LII)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Lowe's Companies (LOW)   Common    548661107       808,420        38,960     SH         x      1,5,6            x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
M&T Bank Corporation     Common    55261F104       991,369        14,054     SH         x      1,4,5,6          x
(MTB)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Mack-Cali Realty Corp    Common    554489104       886,814        25,953     SH         x      1,2,3,4,5,6      x
(CLI)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Manpower Inc. Wis.       Common    56418H100     7,805,325       134,020     SH         x      1,2,3,4,5,6      x
(MAN)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Martin Marietta Matl     Common    573284106     3,288,465        31,745     SH         x      1,2,3,4,5,6      x
(CLI)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Masco Corp. (MAS)        Common    574599106     2,006,881       127,583     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
McGraw-Hill Companies    Common    580645109     2,254,182        56,186     SH         x      1,4,5,6          x
(MHP)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
MDC Holdings Inc (MDC)   Common    552676108     9,014,228       230,779     SH         x      1                x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Men's Warehouse (MW)     Common    587118100    10,269,770       630,434     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Miller Herman Inc.       Common    600544100    10,267,374       412,510     SH         x      1,2,3,4,5,6      x
(MLHR)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Mohawk Inds. Inc. (MHK)  Common    608190104     2,962,702        46,220     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Moody's Corp. (MCO)      Common    615369105     2,682,187        77,880     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
MSC Industrial Direct    Common    553530106    15,906,992       360,621     SH         x      1,2,3,4,5,6      x
Co-A (MSM)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
National City Corp.      Common    635405103        55,943        11,728     SH         x      5                x
Co-A (MSM)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
NCI Building Systems     Common    628852105    24,007,610       653,624     SH         x      1,2,3,4,5,6      x
Inc. (NCS)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
New York Com Bancorp Inc Common    649445103     2,799,506       156,923     SH         x      1,4,5,6          x
(NYB)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Office Depot Inc (ODP)   Common    676220106     2,078,709       190,010     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Old Dominion Freight     Common    679580100    12,955,641       431,567     SH         x      1,2,3,4,5,6      x
Line (ODFL)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Omnicom Group Inc.       Common    681919106     9,266,015       206,462     SH         x      1,2,3,4,5,6      x
(OMC)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Oshkosh Corp. (OSK)      Common    688239201     4,497,799       217,390     SH         x      2,3              x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------




Paccar Inc. (PCAR)       Common    693718108     1,567,161        37,465     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Pacific Capital Bancorp  Common    69404P101     1,359,259        98,640     SH         x      1,6              x
(PCBC)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Paychex Inc. (PAYX)      Common    704326107    13,244,421       423,415     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Polaris Industries Inc.  Common    731068102       443,332        10,979     SH         x      1,2,3,4          x
(PII)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Pool Corp (POOL)         Common    73278L105     4,789,641       269,687     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Provident Bankshares     Common    743859100       159,022        24,925     SH         x      1,4,5,6          x
Corp (PBKS)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Pulte Homes Inc. (PHM)   Common    745867101    10,878,000     1,129,595     SH         x      1,5              x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Royal Caribbean Cruises  Common    V7780T103     4,308,847       191,760     SH         x      4,6              x
Ltd (RCL)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Ryder System Inc (R)     Common    783549108    11,554,620       167,750     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Simon Property Group     Common    828806109       865,820         9,632     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Sovereign Bancorp (SOV)  Common    845905108     5,806,958       788,989     SH         x      1,6              x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Stanley Works (SWK)      Common    854616109     9,747,387       217,430     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Staples Inc (SPLS)       Common    855030102       429,163        18,070     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Sterling Finl Corp       Common    859319105       157,444        38,030     SH         x      1,2,3,4,5,6      x
(STSA)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Synovus Financial Corp.  Common    87161C105       303,237        34,735     SH         x      2,3              x
(SNV)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Sysco Corp (SYY)         Common    871829107    11,952,792       434,489     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Taubman Centers Inc      Common    876664103       857,943        17,635     SH         x      1,2,3,4,5,6      x
(TCO)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
TCF Financial Corp.      Common    872275102       672,814        55,928     SH         x      1                x
(TCB)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Tempur-Pedic Int'l Inc.  Common    88023U101       148,351        18,995     SH         x      1,5,6            x
(TPX)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Terex Corporation (TEX)  Common    880779103    16,179,649       314,963     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Thomas & Betts Corp      Common    884315102     9,980,515       263,686     SH         x      1,2,3,4,5,6      x
(TNB)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Thor Industries Inc      Common    885160101     1,072,843        50,463     SH         x      2,3              x
(THO)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Tiffany & Co. (TIF)      Common    886547108     1,263,739        31,012     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Toll Brothers Inc. (TOL) Common    889478103    31,349,169     1,673,741     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Toronto Dominion (TD)    Common    891160509    12,946,058       207,902     SH         x      1                x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Tyco International Ltd   Common    030683064    15,418,603       385,080     SH         x      1,2,3,4,5,6      x
(TYC)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
US Bancorp (USB)         Common    902973304    33,426,512     1,198,512     SH         x      1,5,6            x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Valspar Corp (VAL)       Common    920355104     1,141,861        60,384     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Vornado Realty Trust     Common    929042109     4,232,536        48,097     SH         x      1                x
(VNO)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wachovia Corp. (WB)      Common    929903102     1,776,306       114,379     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------




Wal Mart Stores Inc.     Common   931142103      1,730,848        30,798     SH         x      6                x
(WMT)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Walgreen Co. (WAG)       Common   931422109     10,258,953       315,563     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Washington Mutual (WM)   Common   939322103      3,667,945       744,005     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Watsco Inc (WSO)         Common   942622200      6,524,855       156,097     SH         x      1,2,3,4,5,6      x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wells Fargo & CO (WFC)   Common   949746101     25,349,895     1,067,364     SH         x      1,4,5,6          x
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wesco International      Common   95082P105     16,279,944       406,592     SH         x      1,2,3,4,5,6      x
Inc. (WCC)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Westamerica Bancorp.     Common   957090103      3,179,118        60,451     SH         x      1                x
(WABC)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Whole Foods Market Inc   Common   966837106      1,892,665        79,893     SH         x      1,2,3,4,5,6      x
(WFMI)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Willis Group Holdings    Common   G96655108     12,951,010       412,847     SH         x      1,2,3,4,5,6      x
Ltd (WSH)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Winnebago Inds Inc.      Common   974637100        401,445        39,396     SH         x      1                x
(WGO)
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------
Total                                        $ 851,073,415    30,465,323
------------------------ --------- --------- -------------- ------------- -------- ----------- ----------- ----------